SECURED BORROWINGS, CBA Facility (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 Aircraft	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Secured Borrowings [Abstract]
Repayment of debt			$ 482,703	$ 326,909	$ 448,346
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Repayment of debt			$ 188,700
Secured Borrowings [Member] | CBA Facility [Member]
Secured Borrowings [Abstract]
Number of aircraft serving as security | Aircraft		4
Repayment of debt	$ 44,300
Prepayment penalty	$ 0